Employee Benefit Obligations - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	$ 12,948	$ 26,116	[1]
Employee severance liability	2,544	1,821
Cash Settled
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	$ 10,404	$ 24,295

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.